LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Six Months Ended June 30,
	2026	2025
Operating lease cost	$-	$-
Short-term lease cost	3,834	3,475
Variable lease cost	-	-
Total lease cost	$3,834	$3,475